Fair Value Measurements (Tables)	12 Months Ended
Mar. 01, 2014
Assets and Liabilities are Measured at Fair Value on Recurring Basis
The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis:

As at March 1, 2014	Level 1	Level 2	Level 3	Total
Assets
Available-for-sale investments
Bankers’ acceptances	$—	$392	$—	$392
Term deposits/certificates	—	15	—	15
U.S. treasury bills/notes	—	879	—	879
Non-U.S. treasury bills/notes	—	480	—	480
Non-U.S. government sponsored enterprise notes	—	55	—	55
Corporate notes/bonds	—	—	4	4
Auction rate securities	—	—	36	36
Total available-for-sale investments	—	1,821	40	1,861
Currency forward contracts	—	5	—	5
Currency option contracts	—	2	—	2
Total assets	$—	$1,828	$40	$1,868
Liabilities
Currency forward contracts	$—	$26	$—	$26
Currency option contracts	—	2	$—	2
Convertible debentures	—	1,627	—	1,627
Total liabilities	$—	$1,655	$—	$1,655

As at March 2, 2013	Level 1	Level 2	Level 3	Total
Assets
Available-for-sale investments
Money market funds	$5	$—	$—	$5
Bankers’ acceptances/Bearer deposit notes	—	114	—	114
Non-U.S. government promissory notes	—	50	—	50
Term deposits/certificates	—	157	—	157
Commercial paper	—	629	—	629
Non-U.S. treasury bills/notes	—	282	—	282
U.S. treasury bills/notes	—	619	—	619
U.S. government sponsored enterprise notes	—	156	—	156
Non-U.S. government sponsored enterprise notes	—	26	—	26
Corporate notes/bonds	—	213	5	218
Asset-backed securities	—	102	—	102
Auction rate securities	—	—	36	36
Total available-for-sale investments	5	2,348	41	2,394
Currency forward contracts	—	57	—	57
Currency option contracts	—	2	—	2
Total assets	$5	$2,407	$41	$2,453
Liabilities
Currency forward contracts	$—	$24	$—	$24
Currency option contracts	—	11	—	11
Total liabilities	$—	$35	$—	$35

Summary of Changes in Fair Value of Company's Level 3 Assets
The following table summarizes the changes in fair value of the Company’s Level 3 assets for the years ended March 2, 2013 and March 1, 2014:

Level 3
Balance at March 3, 2012	$68
Sale of Level 3 assets	(25)
Principal payments	(2)
Balance at March 2, 2013	41
Principal repayments	(1)
Balance at March 1, 2014	$40

Significant Unobservable Inputs Used in Fair Value Measurement of Each of Above Level 3 Assets
The following table presents the significant unobservable inputs used in the fair value measurement of each of the above Level 3 assets, as well as the impact on the fair value measurement resulting from a significant increase or decrease in each input in isolation:

As at March 1, 2014	Fair Value	Valuation Technique	Unobservable Input	Range (weighted average)	Effect of Significant Increase/(Decrease) in Input on Fair Value
Auction rate securities	$36	Discounted cash flow	Weighted-average life	8 - 19 years (14 years)	(Decrease)/increase
			Collateral value (as a % of fair value)	101 - 133% (117%)	Increase/(decrease)
			Probability of waterfall event	5 - 10% (8%)	Increase/(decrease)
			Probability of permanent suspension of auction	5 - 10% (8%)	(Decrease)/increase
Corporate bonds/notes	$4	Discounted cash flow	Anticipated monthly principal and interest payments	$0.1 million	Increase/(decrease)
			Yearly decrease in payments	10%	(Decrease)/increase
			Collateral value (as a % of fair value)	138%	Increase/(decrease)
			Current securities in technical default, by collateral grouping	0 - 100% (13%)	(Decrease)/increase
			Average recovery rate of securities in technical default	30%	Increase/(decrease)
			Additional defaults assumption	0 - 44% (18%)	(Decrease)/increase

As at March 1, 2014	Fair Value	Valuation Technique	Unobservable Input	Range (weighted average)
Personal Property - held for sale	$15	Discounted cash flow	Effective age	0 - 14 years (3 years)
			Useful life	2 - 10 years (5 years)

As at November 4, 2013	Fair Value	Valuation Technique	Unobservable Input	Range (weighted average)
Personal Property - held in use	$408	Replacement cost of sales comparison	Effective age	0 - 14 years (3 years)
			Useful life	2 - 10 years (5 years)
Licenses	$226	Volume ratio	Volume ratio	10 - 33% (17%)

Fair Value Measurements, Nonrecurring
The following table presents the Company’s assets and liabilities that are measured at fair value on a non-recurring basis:

As at March 1, 2014	Level 1	Level 2	Level 3	Total
Assets held for sale
Real estate	$—	$150	$—	$150
Equipment	—	29	15	44
Total assets held for sale	$—	$179	$15	$194
The following table presents the Company’s assets and liabilities that were measured at fair value on a non-recurring basis as at November 4, 2013 (the date of impairment) and which have not subsequently been reclassified as held for sale:

As at November 4, 2013	Level 1	Level 2	Level 3	Total
Assets held and used
Property, plant and equipment
Real estate	$—	$594	$—	$594
Personal Property	—	—	408	408
Total property, plant and equipment	—	594	408	1,002
Intangible assets
Licenses	—	—	226	226
Total assets held and used	$—	$594	$634	$1,228